Intangible assets	12 Months Ended
Aug. 31, 2021
Intangible assets
Intangible assets

11. Intangible assets

	Intellectual		Trade
	property	Software	name	Backlog	Website	Total
	$	$	$	$	$	$
Cost
Balance at August 31, 2020	—	—	—	—	—	—
Business acquisition [note 5]	—	—	90,000	76,000	18,000	184,000
Transfer from Right-of-use assets [note 9]	—	5,981	—	—	—	5,981
Additions	1,035,070	67,592	—	—	—	1,102,662
Currency translation	—	—	3,856	3,220	771	7,847
Balance at August 31, 2021	1,035,070	73,573	93,856	79,220	18,771	1,300,490
Accumulated depreciation
Balance at August 31, 2020	—	—	—	—	—	—
Depreciation	55,581	7,107	4,633	6,520	927	74,768
Balance at August 31, 2021	55,581	7,107	4,633	6,520	927	74,768
Net carrying amount
As at August 31, 2020	—	—	—	—	—	—
As at August 31, 2021	979,489	66,466	89,223	72,700	17,844	1,225,722

On February 16, 2021, the Company acquired intellectual property in exchange for cash consideration of EUR 300,000 ($461,134) and the issuance of 30,000 shares of the Company [note 18] at a price of U.S.$15.07 [approximately $19.13] for total consideration of $1,035,070.

As at August 31, 2021, software of $42,677 are not depreciated because they are not ready for use.